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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment [ ] Amendment Number:
                                              --------

This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Atlas Capital Management, L.P.
Address:   100 Crescent Court, Suite 880
           Dallas, Texas 75201

Form 13F File Number: 28-10778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert H. Alpert
Title:   President of RHA, Inc., general partner of
         Atlas Capital Management, L.P.
Phone:   (214) 999-6082

Signature, Place and Date of Signing:


/s/ Robert H. Alpert                    Dallas, Texas   May 15, 2007
-------------------------------------   -------------   ------------
(Signature)                             (City, State)      (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:         238,108
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

SEC File No.   Manager Name
------------   ------------
28-11608       Treaty Oak Capital Management L.P.

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
           COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER              CLASS        CUSIP   [X$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
American Greetings Corp Cl A    CL A           026375105   18,299   788,412 SH       Sole                  788,412     --   --
American Int'l Group            COM            026874107      215     3,201 SH       Other                      --  3,201   --
AMN Healthcare Services         COM            001744101    9,075   401,200 SH       Sole                  401,200     --   --
Aspen Insurance Holdings        SHS            G05384105      260     9,912 SH       Other                      --  9,912   --
Asta Funding, Inc.              COM            046220109      216     5,000 SH       Sole                    5,000     --   --
Berkshire Hathaway, Inc. - Cl A CL A           084670108      218         2 SH       Other                      --      2   --
Berkshire Hathaway, Inc. Cl B   CL B           084670207    7,913     2,174 SH       Sole                    2,174     --   --
BOK Financial Corp.             COM NEW        05561Q201    3,061    61,801 SH       Sole                   61,801     --   --
Capital One Financial Corp.     COM            14040H105      353     4,684 SH       Other                      --  4,684   --
Cenveo, Inc.                    COM            15670S105   14,885   612,572 SH       Sole                  612,572     --   --
Chevron Corp.                   COM            166764100      236     3,194 SH       Other             1        --  3,194   --
China Bak Battery               COM            16936Y100    1,771   545,000 SH       Sole                  545,000     --   --
CKE Restaurants Inc.            COM            12561E105    2,210   117,200 SH       Sole                  117,200     --   --
Diamond Offshore Drilling, Inc. COM            25271C102   10,945   135,204 SH       Other             1   131,300  3,904   --
Endeavour Int'l Corp.           COM            29259G101    1,565   774,855 SH       Sole                  774,855     --   --
Endurance Specialty             SHS            G30397106      290     8,105 SH       Other                      --  8,105   --
Energy Transfer Equity, LP      COM UT LTD PTN 29273V100   19,150   521,804 SH       Sole                  521,804     --   --
Force Protection, Inc.          COM NEW        345203202    2,101   112,009 SH       Sole                  112,009     --   --
Genesis Microchip Inc           COM            37184C103    2,202   237,000 SH       Sole                  237,000     --   --
Gentiva Health                  COM            37247A102    8,663   429,502 SH       Sole                  429,502     --   --
GlobalSantafe Corp.             SHS            G3930E101   22,665   367,453 SH       Other             1   361,527  5,926   --
GSI Group Inc.                  COM            36229U102    2,266   228,700 SH       Sole                  228,700     --   --
Hercules Offshore, Inc.         COM            427093109   11,075   421,740 SH       Other             1   416,164  5,576   --
Hill International, Inc.        COM            431466101    1,293   181,643 SH       Sole                  181,643     --   --
Infocrossing, Inc.              COM            45664X109    9,196   618,427 SH       Sole                  618,427     --   --
Kohlberg Capital Corp.          COM            500233101    2,563   160,196 SH       Sole                  160,196     --   --
Martek Biosciences Corporation  COM            572901106    2,701   131,000 SH       Sole                  131,000     --   --
National-Oilwell Varco, Inc.    COM            637071101      311     3,995 SH       Other             1        --  3,995   --
Newfield Exploration Co.        COM            651290108      252     6,044 SH       Other             1        --  6,044   --
Noble Corp.                     SHS            G65422100      338     4,300 SH       Other             1        --  4,300   --
Penn Treaty Amern Corp.         COM NEW        707874400    7,285 1,204,169 SH       Other               1,155,152 49,017   --
PeopleSupport, Inc.             COM            712714302    1,162   101,500 SH       Sole                  101,500     --   --
QLT, Inc.                       COM            746927102    7,379   942,422 SH       Sole                  942,422     --   --
R. H. Donnelley Corp.           COM NEW        74955W307   11,711   165,200 SH       Sole                  165,200     --   --
Rait Financial Trust            COM            749227104    2,934   105,000 SH       Sole                  105,000     --   --
Seagate Technology              SHS            G7945J104    4,392   188,500 SH       Sole                  188,500     --   --
Servicemaster Company           COM            81760N109   10,494   681,900 SH       Sole                  681,900     --   --
Transocean Inc                  ORD            G90078109    9,281   113,602 SH       Other             1   109,516  4,086   --
Trico Marine Services, Inc.     COM NEW        896106200    7,239   194,284 SH       Sole                  194,284     --   --
UnitedHealth Group              COM            91324P102    9,217   174,000 SH       Sole                  174,000     --   --
Viacom, Inc. (CL B)             CL B           92553P201   10,722   260,813 SH       Sole                  260,813     --   --
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